5. STOCK OPTIONS	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
5. STOCK OPTIONS

Under the Company’s 1995 Stock Plan (the “Plan”), a total of 26,616 shares remained available at March 31, 2016 and 98,451 shares were subject to stock options outstanding as of that date, bringing the total number of shares subject to stock options outstanding and those remaining available for issue to 132,552 shares of common stock as of March 31, 2016. The Plan allows the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options is determined by the Company’s board of directors, but incentive stock options must be granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

The fair value of stock options granted in the period ended March 31, 2015 were estimated using the Black-Scholes option pricing model. No options were issued during the period ended March 31, 2016.

Stock option activity for March 31, 2016 as follows:

	2016
		Weighted Average Exercise
	Shares	Price
Outstanding at beginning of year	105,936	$45.00
Options granted	-	$-
Options exercised	-	$-
Options expired/forfeited	(7,485)	$43.00
Outstanding at end of year	98,451	$45.00